FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENT
Schedule of fair value assets measured on recurring basis
Assets

measured at fair value on a recurring basis are summarized below (in millions):

	Fair Value Measurement at December 31, 2020 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2020
	RMB	RMB	RMB	RMB	US$

Assets
Financial products (Note 2,7)	—	22,752	—	22,752	3,487
Time deposits (Note 2,7)	—	17,373	—	17,373	2,663
Derivative:
Foreign currency forward contracts (Note 2)	—	51	—	51	8
Equity securities (Note 7)	10,235	—	—	10,235	1,569
Available-for-sale debt investments (Note 7)	—	—	2,856	2,856	438

Total Assets	10,235	40,176	2,856	53,267	8,165

Liabilities
Exchangeable senior notes (Note 17)	—	4,249	—	4,249	651
Derivative:
Foreign currency forward contracts (Note 2)	—	46	—	46	7
Interest rate swap contract (Note 2)	—	11	—	11	2

Total Liabilities	—	4,306	—	4,306	660

	Fair Value Measurement at December 31, 2021 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2021
	RMB	RMB	RMB	RMB	US$

Assets
Financial products (Note 2,7)	—	22,857	—	22,857	3,587
Time deposits (Note 2,7)	—	19,807	—	19,807	3,108
Derivative:
Foreign currency forward contracts (Note 2)	—	11	—	11	2
Interest rate swap contract (Note 2)	—	3	—	3	0
Equity securities (Note 7)	8,571	—	—	8,571	1,345
Available-for-sale debt investments (Note 7)	—	—	3,354	3,354	526

Total Assets	8,571	42,678	3,354	54,603	8,568

Liabilities
Exchangeable senior notes (Note 17)	—	3,791	—	3,791	595
Derivative:
Foreign currency forward contracts (Note 2)	—	38	—	38	6
Interest rate swap contract (Note 2)	—	1	—	1	0

Total Liabilities	—	3,830	—	3,830	601

The

roll forward of major Level 3 investments are as follows (RMB in millions):

Schedule of roll forward of major Level 3 investments

Total

Fair value of Level 3 investments as at December 31, 2019	2,548

Transfer into Level 3	563
New addition	54
Disposal of investments	(25)
Effect of exchange rate change	(131)
The change in fair value of the investments	(153)

Fair value of Level 3 investments as at December 31, 2020	2,856

Transfer out of Level 3	(35)
New addition	704
Disposal of investments	(66)
Effect of exchange rate change	(44)
The change in fair value of the investments	(61)

Fair value of Level 3 investments as at December 31, 2021	3,354

Schedule of significant unobservable inputs adopted in the valuation	The significant unobservable inputs adopted in the valuation as of December 31, 2021 are as follows:

Unobservable Input
Revenue growth rate	-5%-105%
Weighted average cost of capital	14%-17.5%
Lack of marketability discount	15%~20%
Expected volatility	37%~57%
Probability	Liquidation scenario: 30%~70% Redemption scenario: 30% IPO scenario: 0%~40%